Property and Equipment, Net (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10,537	$ 32,707	$ 18,121	$ 200,798
Operating expense
Property, Plant and Equipment [Line Items]
Depreciation expense					$ 219,705	$ 194,174